Note 1 - Organization and Basis of Presentation (Detail) (USD $)	97 Months Ended
	Jan. 31, 2013	Aug. 21, 2007
Business Acquisition, Percentage of Voting Interests Acquired		99.00%
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest (in Dollars)	$ (7,085,429)